Fair Value Measurements - Additional Information (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Line Items]
Cash and cash equivalents, at carrying value	$ 62,031,000	$ 89,159,000	$ 42,636,000
Transfer between level 1 to 2	0	0
Transfer between level 2 to 1	0	0
Transfer between level 2 to 3	0	0
Transfer between level 3 to 2	0	0
Transfer between level 1 to 3	0	0
Transfer between level 3 to 1	$ 0	0
Level 1 | Money Market Funds
Fair Value Disclosures [Line Items]
Cash and cash equivalents, at carrying value		88,100,000	42,600,000
Cash and cash equivalents, fair value		88,100,000	42,600,000
Level 2
Fair Value Disclosures [Line Items]
Assets, fair value disclosure		0	0
Level 3
Fair Value Disclosures [Line Items]
Assets, fair value disclosure		$ 0	$ 0